General (Details Narrative) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Sep. 16, 2019	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Mar. 22, 2013
State country code		NV	NV
Date of incorporation		Mar. 22, 2013	Mar. 22, 2013
Common stock, shares issued		60,295,245	36,756,983	26,884,921
Accumulated deficit		$ (7,913)	$ (6,307)	$ (1,640)
Medigus Ltd [Member]
Common stock, shares issued					1,000,000	1,000,000
Common stock, par value
ScoutCam Ltd., [Member] | Securities Exchange Agreement [Member]
Equity ownership percentage	100.00%
Exchange agreement description	On September 16, 2019, Intellisense entered into a Securities Exchange Agreement (the "Exchange Agreement"), with Medigus, pursuant to which Medigus assigned, transferred and delivered 100% of its holdings in the Subsidiary to Intellisense, in exchange for consideration consisting of shares of Intellisense's common stock representing 60% of the issued and outstanding share capital of Intellisense immediately upon the closing of the Exchange Agreement (the "Closing").